Presentation of the Financial Statements and Accounting Practices	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Presentation of the Financial Statements and Accounting Practices
2.	Presentation of the Financial Statements and Accounting Practices

2.1	Presentation and preparation of the financial statements

The consolidated financial statements have been prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) which include (i) IFRS, (ii) the International Accounting Standard (“IAS”), and (iii) the International Financial Reporting Interpretations Committee (“IFRIC”) or its predecessor, the Standing Interpretations Committee (“SIC”).

All informations presented in the consolidated financial statements are those considered relevant in the context of Company’s activities and for management purposes.

2.1.1	Basis of preparation

These consolidated financial statements have been prepared under the historical cost convention, except when the account requires different criteria, and adjusted for assets and liabilities measured as at fair value in subsequent measurement, when applicable.

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management of the Company to exercise judgment in the process of applying the Company’s accounting policies. These consolidated financial statements include accounting estimates for certain assets, liabilities and other transactions.

The areas which involve high degree of judgments or complexities, or assumptions and significant estimates to the consolidated financial statements, are disclosed in Note 3.

2.1.2	Consolidation

The consolidated financial statements include the balances of the December 31, 2018 financial statements of the Company and all subsidiaries directly or indirectly controlled by Embraer, special purpose entities (SPEs) controlled by the Company, as well as corporate venture capital investment funds (FIP), which is an associate accounted for by the equity method. The Company recognizes the assets, liabilities, revenues and expenses of jointly controlled entities in proportion to its shares in the joint operation.

All accounts and balances arising from transactions between consolidated entities are eliminated.

a)	Subsidiaries

Subsidiaries are entities (including Special Purpose Entities—SPEs) over which the Company has control. The terms controlled entity and subsidiary are synonymous. The Company may have control through a 100% interest in an investee, or less than that, in which case there will also be non-controlling shareholders. Subsidiaries are all entities whose significant financial and operational policies may be directed by the Company. This analysis takes into consideration other factors, such as the existence of potential voting rights. Subsidiaries are fully consolidated from the date on which control is transferred to the Company.

The accounting policies of the subsidiaries are consistent with the policies adopted by the Company.

b)	Consortia

A consortium is a legal entity set up to meet a specific purpose and is subject to mandatory accounting controls under specific regulations. The Company’s subsidiaries that participate in a consortium account for the consortium transactions in relation to its interests in the consortium. This has reflects in the consolidated financial statements.

2.1.3	Corporate structure

Below are informations regarding the Company’s consolidated subsidiaries and joint operations:

Entity	Participation Embraer Group	Country	Core activities
ELEB – Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding Inc.	100%	EUA	Concentrates corporate activities in the USA
Embraer Aircraft Customer Services, Inc.	100%	EUA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc.	100%	EUA	Maintenance of aircraft and components
Embraer Business Innovation Center, Inc.	100%	EUA	Develops technological innovation research in aviation and related areas
Embraer Executive Jet Services, LLC	100%	EUA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	EUA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	EUA	Engineering services related to aircraft research and development
Embraer Aero Seating Technologies, LLC	100%	EUA	Production and maintenance of aircraft seats
Embraer Defense and Security Inc.	100%	EUA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC	51%	EUA	Pilot, mechanic and crew training
Embraer Aviation Europe - EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International - EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa & Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech - Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply of the Brazilian Government’s Geostationary Defense and Strategic Communications Satellite System (SGDC)
Visiona Internacional B.V.	100%	Holanda	Integration and supply of the Brazilian Government’s (SGDC) System .
SAVIS Tecnologia e Sistemas S.A.	100%	Brazil	Operates in Defense and Security with the Brazilian Government
Embraer GPX Ltda	100%	Brazil	Aircraft maintenance services
Embraer Netherlands Finance B.V.	100%	Holland	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B.V.	100%	Holland	Concentrates corporate activities abroad
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	After sale services and support in Asia
Airholding SGPS S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production
Embraer CAE Training Services (UK) Limited	51%	United Kingdom	No operations
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer - Portugal Estruturas Metálicas S.A	100%	Portugal	Fabrication of steel parts and products for the aviation industry
Embraer - Portugal Estruturas em Compósitos S.A.	100%	Portugal	Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sales and maintenance for after sales support in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft
Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations
Embraer Merco S.A.	100%	Uruguay	No operations -in the process of settlement

Specific purpose entities (SPEs) - the Company organizes some of its aircraft sale financing transactions through SPEs and although it has no direct or indirect interest, it controls their operations or takes a majority share of their risks and rewards. Currently the only EPE that presents balance and therefore is consolidated is Refine, Inc. The EPEs in which Embraer is not a controlling shareholder are not consolidated based on fundamentals and technical analysis performed by Management. Except for the aforementioned consolidated SPEs, the Company does not have significant risks attributed to other structured operations involving SPEs.

Tepro Consortium - Entity constituted by SAVIS Tecnologia e Sistemas S.A, a company controlled by Embraer Defesa & Segurança, and Bradar Indústria S.A, a wholly-owned subsidiary newly incorporated by Embraer S.A, with the objective of assisting the Brazilian Army in the first phase of implementation of the Integrated Monitoring System (“Sisfron”) for the development of certain activities. Located in the city of Campinas, State of São Paulo, Brazil, it represents a direct ownership stake of 93.5% from SAVIS and 6.5% of Embraer S.A. (after the incorporation of Bradar Indústria S.A. in 2018).

Equity investment fund (FIP) - An Embraer initiative in conjunction with BNDES, FINEP and Desenvolve SP, created with the aim of strengthening the aerospace, aviation, defense and security supply chain and promoting integration of systems related to these sectors through support for small and medium enterprises. The transaction is not consolidated in the Company’s financial statements, but its results are presented in the equity income of associates in the consolidated statements of income.

Embraer Ventures Equity Investment Fund - Exclusive fund created to provide technological and finance support through investment to small and medium businesses focused on disruptive innovation in the aerospace segment. This fund is consolidated in the Company’s financial statements as Embraer has the control over it.

2.2	Summary of significant accounting policies

We present below the significant accounting policies adopted in the preparation of these consolidated financial statements. Description of the significant accounting policies adopted by the Company contributes towards the correct interpretation of the consolidated financial statements, whether on account of the existence of more than one treatment option under the international accounting standards, or due to the complexity of the operation.

This set of annual consolidated financial statements includes the first year of adoption of standards IFRS 9 - Financial Instruments and IFRS 15 - Revenue from Contracts with Customers, and interpretation IFRIC 22 – Foreign currency transactions and advance considerations. Changes in the significant accounting policies applied as a result of this adoption are described in the following topic.

2.2.1	Changes in accounting policies - adoption of IFRS 9, IFRS 15 and IFRIC 22

As a result of the full retrospective adoption of accounting standards IFRS 9 and IFRS 15 and changes in the Company’s accounting policies, the consolidated financial statements for the prior year were restated.

The following tables present the impacts of the adoption adjustments for each item from the consolidated financial statements. Items that were not affected and restated by the changes were not included. As a result, the reported subtotals and totals cannot be recalculated from the numbers provided. The adjustments are explained in more detail in the topics below:

Consolidated Statements of Financial Position

As of December 31, 2017	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Financial investments	2,365.6	—	0.5	2,366.1
Trade accounts receivables, net	717.2	(432.8)	12.6	297.0
Contract assets	—	447.5	—	447.5
Other current assets	3,969.0	—	—	3,969.0
Total Current Assets	7,051.8	14.7	13.1	7,079.6
Financial investments	251.3	—	(0.1)	251.2
Deferred income tax and social contribution	2.9	13.0	(2.5)	13.4
Investments	5.6	—	—	5.6
Other non-current assets	4,624.8	—	—	4,624.8
Total Non-Current Assets	4,884.6	13.0	(2.6)	4,895.0

TOTAL ASSETS	11,936.4	27.7	10.5	11,974.6

Contract liabilities	—	1,001.1	—	1,001.1
Advances from customers	799.2	(799.2)	—	—
Provisions	141.4	(17.3)	—	124.1
Unearned income	164.1	(164.1)	—	—
Other current liabilities	1,678.0	—	—	1,678.0
Total Current Liabilities	2,782.7	20.5	—	2,803.2
Contract liabilities	—	125.5	—	125.5
Advances from customers	104.1	(104.1)	—	—
Deferred income tax and social contribution	251.4	4.6	2.0	258.0
Unearned income	97.5	(5.8)	—	91.7
Other non-current liabilities	4,518.7	—	—	4,518.7
Total Non-Current Liabilities	4,971.7	20.2	2.0	4,993.9
Equity	4,182.0	(13.0)	8.5	4,177.5

TOTAL LIABILITIES	11,936.4	27.7	10.5	11,974.6

As of December 31, 2016	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Financial investments	1,775.5	—	0.1	1,775.6
Trade accounts receivables, net	665.3	(345.1)	16.6	336.8
Contract assets	—	370.6	—	370.6
Other current assets	4,340.6	—	—	4,340.6
Total Current Assets	6,781.4	25.5	16.7	6,823.6
Financial investments	168.3	—	4.8	173.1
Deferred income tax and social contribution	3.6	10.7	(2.7)	11.6
Other non-current assets	4,711.5	—	—	4,711.5
Total Non-Current Assets	4,883.4	10.7	2.1	4,896.2

TOTAL ASSETS	11,664.8	36.2	18.8	11,719.8

Contract liabilities	—	1,086.8	—	1,086.8
Advances from customers	716.4	(716.4)	—	—
Provisions	135.8	(11.9)	—	123.9
Unearned income	311.5	(311.5)	—	—
Other current liabilities	2,017.2	—	—	2,017.2
Total Current Liabilities	3,180.9	47.0	—	3,227.9
Contract liabilities	—	157.9	—	157.9
Advances from customers	139.8	(139.8)	—	—
Deferred income tax and social contribution	263.5	(1.3)	3.0	265.2
Unearned income	113.9	(7.0)	—	106.9
Other non-current liabilities	4,025.5	—	—	4,025.5
Total Non-Current Liabilities	4,542.7	9.8	3.0	4,555.5
Equity	3,941.2	(20.6)	15.8	3,936.4

TOTAL LIABILITIES	11,664.8	36.2	18.8	11,719.8

As of January 1, 2016	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Trade accounts receivables, net	781.9	(360.6)	8.9	430.2
Contract assets	—	387.7	—	387.7
Other current assets	5,629.7	—	—	5,629.7
Total Current Assets	6,411.6	27.1	8.9	6,447.6
Financial investments	749.6	—	(9.0)	740.6
Deferred income tax and social contribution	4.5	14.2	(3.0)	15.7
Other non-current assets	4,503.8	—	—	4,503.8
Total Non-Current Assets	5,257.9	14.2	(12.0)	5,260.1

TOTAL ASSETS	11,669.5	41.3	(3.1)	11,707.7

Contract liabilities	—	1,136.8	—	1,136.8
Advances from customers	743.8	(743.8)	—	—
Provisions	95.7	(6.0)	—	89.7
Unearned income	320.0	(320.0)	—	—
Other current liabilities	1,920.9	—	—	1,920.9
Total Current Liabilities	3,080.4	67.0	—	3,147.4
Contract liabilities	—	—	—	—
Advances from customers	164.1	(164.1)	—	—
Deferred income tax and social contribution	417.3	(2.2)	(2.0)	413.1
Unearned income	62.8	164.1	—	226.9
Other non-current liabilities	4,101.2	—	—	4,101.2
Total Non-Current Liabilities	4,745.4	(2.2)	(2.0)	4,741.2
Equity	3,843.7	(23.5)	(1.1)	3,819.1

TOTAL LIABILITIES	11,669.5	41.3	(3.1)	11,707.7

Consolidated Statements of Income

Year ended December 31, 2017	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Revenue	5,839.3	20.1	—	5,859.4
Cost of sales and services	(4,773.3)	9.2	—	(4,764.1)
Gross Profit	1,066.0	29.3	—	1,095.3
Operating income (expense)	(736.7)	(12.7)	(4.0)	(753.4)
Operating profit	329.3	16.6	(4.0)	341.9
Financial result	(41.0)	—	7.0	(34.0)
Profit before taxes on income	288.3	16.6	3.0	307.9
Income tax expense (income)	(25.5)	(3.6)	1.2	(27.9)

Net income	262.8	13.0	4.2	280.0

Atributable to:
Owners of Embraer	246.8	13.0	4.2	264.0
Noncontrolling interest	16.0	—	—	16.0
Earnings per share-basic in US$	0.34			0.36
Earnings per share-diluted in US$	0.34			0.36

Year ended December 31, 2016	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Revenue	6,217.5	(13.6)	—	6,203.9
Cost of sales and services	(4,980.7)	(1.3)	—	(4,982.0)
Gross Profit	1,236.8	(14.9)	—	1,221.9
Operating income (expense)	(1,030.8)	14.9	7.7	(1,008.2)
Operating profit	206.0	—	7.7	213.7
Financial result	(47.0)	—	13.9	(33.1)
Profit before taxes on income	159.0	—	21.6	180.6
Income tax expense (income)	8.7	(4.4)	(4.6)	(0.3)

Net income	167.7	(4.4)	17.0	180.3

Atributable to:
Owners of Embraer	166.1	(4.4)	17.0	178.7
Noncontrolling interest	1.7	—	—	1.7
Earnings per share-basic in US$	0.23			0.24
Earnings per share-diluted in US$	0.23			0.24

Reconciliation of restated Consolidated Statements of Changes in Shareholders’ Equity

	Note		2018	2017	2016
As of December 31 of the previous year - originally published			4,182.0	3,941.2	3,843.7
IFRS 9 Adjustment
Decrease of accounts receivable impairment allowance	2.2.1.a)(ii	)	12.6	16.6	8.9
Adjustment to fair value due to change in classification	2.2.1.a) (i	)	0.4	4.9	(9.0)
Financial asset reclassification from available for sale to fair value through P&L
- from Other cumulative translation adjustments (OCI)			(11.5)	—	—
- to Retained earnings			11.5	—	—
Effect of deferred income tax over the adjustments			(4.5)	(5.7)	(1.0)

			8.5	15.8	(1.1)
IFRS 15 Adjustment
Increase (decrease) of development contracts results due to contracts	2.2.1.b) (i), (ii)
combinations and modifications			(2.5)	(7.8)	(16.1)
Increase (decrease) of development contracts results due to changes in	2.2.1.b) (iii)
performance obligations identification			(20.8)	(32.1)	(23.8)
Effect of foreign currency transactions in CTA			1.9	7.3	—
Effect of deferred income tax over the adjustments			8.4	12.0	16.4

			(13.0)	(20.6)	(23.5)

As of January 1 - restated			4,177.5	3,936.4	3,819.1

a)	IFRS 9 - Financial Instruments

The Company adopted IFRS 9 - Financial Instruments as a basis for recognition, measurement and classification of financial instruments. This standard replaces IAS 39 - Financial Instruments: Recognition and Measurement.

The adoption effects are presented retrospectively as of January 1, 2016 for the comparative periods presented in the consolidated financial statements. The changes made by the Company in its accounting practices resulting from the adoption of this new standard are detailed as follows:

(i) Classification and measurement of financial assets and liabilities

The Company reviewed the classification of its financial assets within the categories existing in IFRS 9 by evaluating the business model in which the financial assets are managed and the contractual cash flow characteristics.

Certain financial investments in structured notes were reclassified from held to maturity category to financial assets measured as at fair value through profit or loss because their cash flows do not represent solely payments of principal and interest.

For financial liabilities, there were no changes in their categories in the transition of standards. IFRS 9 mainly retains the IAS 39 requirements for classification and measurement of financial liabilities.

The following table sets forth the financial assets and liabilities in the original measurement categories by IAS 39 as previously disclosed on December 31, 2017 and January 1, 2017, and the new measurement categories by adopting of IFRS 9:

Financial instruments	Note	12.31.2017	Category IAS 39	Categoya IFRS 9
		(Restated)
Assets
Cash and cash equivalents	4	1,270.8	Loans and receivables	Amortized cost
Financial investments	5	2,617.3

		1,307.6	Loans and receivables (iv)	Fair value through other comprehensive income
		1,199.5	Held to maturity (iv)	Fair value through profit or loss
		50.5	Held to maturity (iv)	Amortized cost
		58.8	Available for sale	Fair value through profit or loss
		0.9	Fair value through profit or loss	Fair value through profit or loss
Guarantee deposits	10	393.9	Loans and receivables	Amortized cost
Collateralized accounts receivable	8	288.7	Loans and receivables	Amortized cost
Contract assets	30	447.5	Loans and receivables	Amortized cost
Trade accounts receivable, net	6	297.0	Loans and receivables	Amortized cost
Customer and commercial financing	8	16.4	Loans and receivables	Amortized cost
Derivative financial instruments	7	34.3	Fair value through profit or loss	Fair value through profit or loss
Other assets (i)	12	82.2	Loans and receivables	Amortized cost
Liabilities
Loans and financing	19	4,198.5

		1,264.3	Liabilities measured at amortized cost and other liabilities (iv)	Amortized cost
		2,934.2	Liabilities measured at amortized cost and other liabilities	Amortized cost

Trade accounts payable and others liabilities (ii)		1,502.5	Liabilities measured at amortized cost and other liabilities	Amortized cost
Financial guarantee and residual value (iii)	23	139.6

		108.8	Fair value through profit or loss	Fair value through profit or loss
		30.8	Liabilities measured at amortized cost and other liabilities	Amortized cost

Derivative financial instruments	7	8.9	Fair value through profit or loss	Fair value through profit or loss

(i)	Comprises amounts of court-mandated escrow deposits and loans with jointly controlled entity.
(i)	Comprises amounts of trade accounts payable, other payables and non-recourse and recourse debt.
(iii)	Comprises amounts of residual value guarantees and accounts payable of financial guarantee (Note 23).
(iv)

In Note 28.1 to the Company’s annual financial statements as of December 31, 2017, certain financial instruments measured as at amortized cost (held to maturity and loans and receivables) were incorrectly disclosed in the explanatory notes as measured at fair value through profit or loss. This correction does not affect the measurement of amounts previously disclosed considering that, despite the incorrect classification in said Note, the instruments were correctly valued according to their nature.

Financial instruments	Note	01.01.2017	Category IAS 39	Categoya IFRS 9
		(Restated)
Assets
Cash and cash equivalents	4	1,241.5	Loans and receivables	Amortized cost
Financial investments	5	1,948.7

		1,067.9	Loans and receivables (iv)	Fair value through other comprehensive income
		620.9	Held to maturity (iv)	Fair value through other comprehensive income
		173.8	Held to maturity (iv)	Fair value through profit or loss
		51.1	Held to maturity (iv)	Amortized cost
		35.0	Available for sale	Fair value through profit or loss
Guarantee deposits	10	511.4	Loans and receivables	Amortized cost
Collateralized accounts receivable	8	323.3	Loans and receivables	Amortized cost
Contract assets	30	370.6	Loans and receivables	Amortized cost
Trade accounts receivable, net	6	336.8	Loans and receivables	Amortized cost
Customer and commercial financing	8	37.4	Loans and receivables	Amortized cost
Derivative financial instruments	7	32.1	Fair value through profit or loss	Fair value through profit or loss
Other assets (i)	12	79.4	Loans and receivables	Amortized cost
Liabilities
Loans and financing	19	3,759.9

		1,357.4	Liabilities measured at amortized cost and other liabilities (iv)	Amortized cost
		2,402.5	Liabilities measured at amortized cost and other liabilities	Amortized cost

Trade accounts payable and others liabilities (ii)		1,722.4	Liabilities measured at amortized cost and other liabilities	Amortized cost
Financial guarantee and residual value (iii)	23	188.0

		122.2	Fair value through profit or loss	Fair value through profit or loss
		65.8	Liabilities measured at amortized cost and other liabilities	Amortized cost

Derivative financial instruments	7	8.4	Fair value through profit or loss	Fair value through profit or loss

(i)	Comprises amounts of court-mandated escrow deposits and loans with jointly controlled entity.
(i)	Comprises amounts of trade accounts payable, other payables and non-recourse and recourse debt.
(iii)	Comprises amounts of residual value guarantees and accounts payable of financial guarantee (Note 23).
(iv)

In Note 28.1 to the Company’s annual financial statements as of December 31, 2017, certain financial instruments measured as at amortized cost (held to maturity and loans and receivables) were incorrectly disclosed in the explanatory notes as measured at fair value through profit or loss. This correction does not affect the measurement of amounts previously disclosed considering that, despite the incorrect classification in said Note, the instruments were correctly valued according to their nature.

The accounting policies for classification, initial and subsequent measurement of financial assets and liabilities is disclosed in Note 2.2.4.

(ii) Impairment of financial assets

The Company changed the method of measuring expected losses in financial assets as a result of the adoption of the new standard, which is no longer based on incurred loss (by default) and is based on historical data, as well as expectations of future loss.

The Company applied the simplified approach under IFRS 9 to measure expected credit losses, which uses a provision for expected losses for all receivables and contract assets.

Expected credit losses of other financial assets measured at amortized cost and fair value through other comprehensive income are monitored periodically by the Company and no losses were identified as of December 31, 2017 and January 1, 2017.

(iii) Hedge Accounting

The Company decided to keep the IAS 39 standard requirements regarding hedge accounting until the IASB concludes the macro-hedge project.

b)	IFRS 15 - Revenue from Contracts with Customers

The Company adopted IFRS 15 as a basis for revenue recognition and measurement of certain assets, liabilities and cost of sales, replacing the standards IAS 18—Revenue and IAS 11—Construction Contracts, as well as related interpretations.

The transiton method is the full retrospective as of January 1, 2016 with the use of certain practical expedients. Consequently, all affected financial statements items (revenues, costs of sales, assets, liabilities and operating expenses) were adjusted retrospectively.

The Company opted to use the practical expedients provided by the IFRS 15.C5 (a)(ii) and C5(d), which are transcribed below:

“IFRS 15.C5. An entity may use one or more of the following practical expedients when applying this standard retrospectively in accordance with paragraph C3(a):

(a)	for completed contracts, an entity need not restate contracts that:

(i)	begin and end within the same annual reporting period; or

(ii)	are completed contracts at the beginning of the earliest period presented.

(d) for all periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to the remaining performance obligations, nor an explanation of when it expects to recognize that amount as revenue.”

The following adjustments and reclassifications were made to the consolidated financial statements for the prior year (December 31, 2017) and the beginning of earliest period presented (January 1, 2016) as a result of the change in accounting practices:

(i) Combining contracts

The Company has certain contracts negotiated with the same customer whose goods and/ or services are a single deliverable (commercial objective) and were entered by more the one entity of Embraer S.A. group, previously measured separately by each legal entity/ subsidiary. The adoption of IFRS 15 identified the need to combine these contracts for revenue recognition. Consequently, there was a need to determine the combined margin of the single performance obligation and to allocate the price, which adjusted the revenue recognition of these combined performance obligations, including provision for onerous contracts, in order to reflect the margin ascertained by the combination of the contracts.

(ii) Contract modifications

Development contracts signed by subsidiaries other than the Company in subsequent periods to the original agreement with the same customer and which constitute a single commercial objective under IFRS 15 were treated as contractual modifications and recognized jointly with the original agreement on a cumulative basis.

(iii) Identifying performance obligations

As part of the process of identifying performance obligations under the requirements of IFRS 15, there was a change in the performance obligations in certain contracts. This impact brought the need to redistribute the price of the transaction between the performance obligations of these contracts. Revenue redistribution followed the guidelines provided by the standard on the estimation of an individual selling price (stand alone), using cost plus margin method to price and discount allocation. The determination of individual sales price was made on the basis of observable data or, when not available, based on historical data or projections approved by Management.

(iv) Variable consideration

IFRS 15 determines that variable consideration changes the allocated price of transaction and affects revenue recognition. Previously, some variable considerations, such as fines and contractual penalties, were recognized as operating income (expenses) instead of decrease revenue, being reclassified in the respective lines for presentation of the consolidated statements of income. The methods for measuring the variable considerations, as well as the restrictions over it have not changed.

(v) Costs to obtain a contract

Incremental costs incurred by the Company to obtain a contract, such as sales commissions and bank guarantees, were previously recognized as operating income (expenses) because it did not meet the criteria for recognition as assets under previously accounting standards. With the adoption of IFRS 15, these incremental costs incurred exclusively to obtain a contract are capitalized as other assets and amortized when (or as that) revenue is recognized as cost of sales and services, because the Company expects to recover these costs. The impact of this topic in the trasition was reclassification of such costs from operating income (expenses) to the line of cost of sales and services in 2017 and 2016.

(vi) Presentation of contract assets and liabilities

The Company has reclassified certain assets and liabilities in its consolidated financial statements in order to comply with the terminology set forth in IFRS 15 of assets and liabilities of contracts with customers, being:

•	Contract assets of US$ 447.5 and US$ 370.6 as of December 31, 2017 and January 1, 2017, respectively, were previously presented as trade accounts receivable;

•	Contract liabilities of US$ 1,126.6 and US$ 1,244.8 as of December 31, 2017 and January 1, 2017, respectively, were previously presented as customer advances and deferred revenue.

IFRS 15 adoption did not bring changes in the judgments made by the Company regarding the period in which the revenues from its sales contracts are recognized.

c)	IFRIC 22 - Foreign Currency Transactions and Advance Consideration

This accounting interpretation came into effect as of January 1, 2018 and provides clarification on the transaction date to be considered for the translation of advances made or received in foreign currency transactions. According to the interpretation, the transaction date of advances paid or received is the effective date on which the entity initially recognizes the advance payment to the supplier or advance received from a customer.

The Company decided to adopt the interpretation prospectively, that is, the balances of advances, including the principal amount and their respective accumulated exchange variation, as of December 31, 2017 will be considered as the initial balances of the advances to suppliers and customer advances, and the date of December 31, 2017 as the date of the transaction.

2.2.2	Functional and presentation currency

A Company’s functional currency is the currency of the primary economic environment in which it operates and should be the currency that best reflects company’s business and operations. Based on this analysis, management has concluded that the US Dollar (“US$” or “Dollar”) is its functional currency, based on analysis of the following indicators:

•	Currency that most influences the prices of goods and services; this is the currency in which the sales price of its goods and services are expressed and settled;

•	Currency of the country whose competitive forces and regulations most influence the Company’s business;

•	Currency that most influences the costs of providing goods or services, i.e., the currency in which the Company’s costs are normally expressed and settled; and

•	Currency in which the Company largely obtains funds for financial operations and in which it normally receives for its sales and accumulates cash.

2.2.3	Transactions in foreign currencies

Transactions in other currencies (other than the functional currency) are translated into the functional currency at the foreign exchange rates in force on the transaction dates. The amounts are updated at the exchange rates of the reporting dates. Foreign exchange gains and losses resulting from this translation (in relation to monetary assets and liabilities indexed in currencies other than the functional currency) are recognized in the consolidated statements of income as foreign exchange gain (loss), net. Customer advances and advances to suppliers for goods and/ or services in foreign currencies are translated to the Company’s functional currency in the transaction date and no subsequent translation is recognized.

2.2.4	Financial Instruments

a)	Financial assets

a.1)	Recognition and measurement

Financial assets are recognized when the Company becomes part of the instrument’s contractual arrangements. It is initially measured at fair value, plus transaction costs attributable to their acquisition or issuance, except for instruments measured at fair value through profit or loss (FVTPL), for which these costs are recognized immediately in the consolidated statements of income.

The Company classifies its financial assets under the following categories: (i) measured as at amortized cost, (ii) measured as at fair value through other comprehensive income (FVOCI) and (iii) measured at fair value through profit or loss (FVTPL).

Financial assets are not reclassified subsequent to initial recognition, unless the Company modifies the business model for the management of these financial assets, in which case all affected assets are reclassified on the first day of the new business model.

Financial assets are derecognised when the contractual rights to receive cash flows from the asset expires or are transferred in a transaction in which substantially all the risks and benefits of ownership of the financial asset are transferred by the Company.

a.2)	Classification and subsequent measurement

The Company classifies financial assets as measured at amortized cost only if both criteria are met:

•	The asset is held within a business model whose objective is to collect the contractual cash flows; and

•	The contractual terms give rise to cash flows, at specific dates, which relate only to the payments of principal and interest.

Financial assets measured as at amortized cost by the Company includes: cash and cash equivalents, certain financial investments, trade accounts receivable, contract assets, collateralized accounts receivable, customer financing, guarantee deposits and other financial assets.

Financial assets measured as at fair value through other comprehensive income (FVOCI) are assets held within a business model whose purpose is achieved both through the receipt of contractual cash flows and the sale of financial assets, as well as their contractual terms generate, on specific dates, cash flows that are related only to payments of principal and interest.

Changes in fair value of FVOCI financial assets are recognized in accumulated other comprehensive (income) loss in the consolidated changes in shareholders’ equity. Gains or losses due to impairment and exchange variation, including interest calculated using the effective interest method, are recognized in the consolidated statements of income as financial income (expense), net, except for the exchange variation recognized as foreign exchange gain (loss), net. In the derecognition of these financial assets, any amounts accumulated in the consolidated statements of other comprehensive income are reclassified to the consolidated statements of income.

All financial assets not classified by the Company as measured at amortized cost or as FVOCI are classified as at fair value through profit or loss (FVTPL). These assets include financial assets held for active and frequent trading and derivative financial instruments.

(i) Business model evaluation

The Company evaluates the business model objective for the management of financial assets as part of the accounting classification of the instruments. The factors considered in this evaluation are:

•

The current financial policy and the objectives set for portfolio management, which includes assessing whether the strategy focuses on contractual interest income, maintaining a determined interest rate profile, the relationship between the duration of the financial assets and related liabilities, expected cash outflows, or the collection of cash flows through the sale of underlying financial assets;

•	How portfolio performance is assessed and reported to Management;

•	Risks that affect the performance of the business model and how they are managed;

•	The frequency, volume and timing of assets sales in prior periods, the reasons for such transactions and future expectations.

(ii) Evaluation if contractual cash flows are only principal and interest payments

To assess whether contractual cash flows are only principal and interest payments, the principal is defined as the fair value of the financial asset at the initial recognition, and interest as a consideration for the time value of money, the credit risk associated with value of principal outstanding during contractual terms, other risks and general costs of loans, as well as a profit margin in the transaction.

This evaluation is made by considering the contractual terms of the financial assets, which includes, in addition to evaluating whether the contractual cash flows are only principal and interest payments, the existence of terms that could change the timing or value of the contractual cash flows which would not meet the definition, including: contingent events, terms that can adjust contractual rates, prepayment and extension of due dates, and terms that limit access to cash flows of specific assets.

b)	Financial liabilities

The Company classifies its financial liabilities in the following categories: (i) measured as at amortized cost and (ii) fair value through profit or loss. A financial liability is measured at fair value through profit or loss if it is held for trading or is a derivative financial instrument, and its changes, including interest, is recognized in the consolidated statements of income. Changes in other financial liabilities measured as at amortized cost, including interest and exchange variation, are recognized in the consolidated statements of income under financial income (expenses), net caption, except for the exchange variation recognized as foreign exchange gain (loss), net.

Financial liabilities are derecognised when contractual obligations are withdrawn, canceled or expired. The difference between the extinct book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in the consolidated statements of income.

2.2.5	Cash and cash equivalents and financial investments

Cash and cash equivalents include cash in hand, cash in transit (amounts paid by our customers or debtors that are pending release by the intervening bank at the reporting date), bank deposits and highly liquid short-term investments, usually maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.

Amounts related to cash and cash equivalents, which are however not available for use by the Company, are presented within other assets in the consolidated financial statements. Other financial investments with maturities of more than 90 days from the acquisition date are presented as financial investments.

2.2.6	Trade accounts receivable, net

When making a sale, the Company evaluates its payment terms. If the sale amount is not due/ receipt immediately, which is the case of aircraft sales, it will be recognized in the trade accounts receivable. The amount receivable when the payment is deferred by the customer is adjusted to present value if applicable, identifying an interest rate compatible with the market at the time of sale and applying it to the amount receivable according to the transaction payment terms. The Company does not have trade accounts receivable from customers with a significant financing component.

Expected credit losses are recognized using actual credit loss experiences from the last 10 years and follow-up of prospective trends in the markets and segments that the Company operates. The identified factor is applied to the measurement of expected credit losses and recognition of impairment losses in the consolidated statements of income. The methodology data will be reviewed and updated periodically.

2.2.7	Derivative financial instruments and hedge operations

The Company uses derivative instruments to hedge its operations against the risk of fluctuations in foreign exchange and interest rates; they are not used for speculative purposes.

Gains and losses on derivative transactions are recorded monthly in consolidated statements of income, taking into account the realizable value of these instruments (market value). The unearned gains and losses is recognized in the consolidated statements of financial position under derivative financial instruments, and the counterpart in consolidated statements of income under financial income (expense), net, (Note 33), except for operations to hedge exposure to changes in exchange rate or designated as hedge accounting, which is recognized as accumulated other comprehensive income (loss) in shareholders’ equity.

2.2.8	Hedge accounting

Specific derivative transactions contracted to hedge the Company against financial risks are designated to hedge accounting. Different techniques are used in accounting for these derivatives, seeking to eliminate the effects of the volatility caused by such risks.

On initial designation of the hedge, the Company formally documents the relationship between hedging instruments and hedged items, including the risk management objectives and the strategy for conducting the transaction, together with the methods used to evaluate the effectiveness of the relationship. The Company continually assesses the contract to conclude whether the instrument is “highly effective” in offsetting changes in fair value of the hedged items during the period for which the hedge is designated, and whether the actual results of each hedge are within an effectiveness range of 80% to 125%.

The Company has derivative financial instruments designated as fair value hedges and cash flow hedges, as follows:

a)	Fair value hedges

Changes in the fair value of derivatives designated as fair value hedges are recorded in the consolidated statements of income, in financial income (expenses), net, together with any changes in the fair value of the hedged asset or liability attributable to the hedged risk. The Company only uses fair value hedge accounting to hedge fixed interest risk on borrowings.

If the hedge no longer meets the hedge accounting criteria, the fair value of the instrument continues to be recognized in the consolidated statements of income in a specific separate account and the fair value of the hedged item is treated as if it were not hedged and amortized to the consolidated statements of income over the period to maturity.

b)	Cash flow hedges

The Company uses hedge accounting for cash flow hedges in order to hedge itself from cash flow variations attributed to exchange rate variation risk related to a transaction that is likely to affect the Company’s results.

The effective portion of changes in the fair value of derivatives designated as cash flow hedges is recognized in the consolidated shareholders’ equity under other comprehensive income (OCI), line of financial instruments. The gain or loss related to the ineffective portion is recognized in the consolidated statements of income as financial income (expense), net.

Amounts accumulated in OCI are reclassified to the consolidated statements of income in the periods in which the hedged item affects income or loss for the period.

When a cash flow hedge instrument is settled, or no longer meets the criteria for hedge accounting, any cumulative gain or loss in other comprehensive income at that time is realized against income or loss for the period (in the same line as the hedged item) in line with realization of the hedged operation against income or loss for the period. When the hedged transaction is no longer expected to occur, the gain or loss accumulated in OCI is immediately transferred to the consolidated statements of income under financial income (expense), net caption.

2.2.9	Collateralized accounts receivable and recourse and non-recourse debt

In structured sales operations, the Company established a Specific Purpose Entity (SPE), which obtained funds from a financial institution, bought aircraft and paid the Company. In turn, this SPE structured financing for the end customer. In view of the right to receive from the end customer for the structured financing, the debt in relation to the funds obtained from the financial institution by the SPE is registered in liabilities as non-recourse and recourse debt and the corresponding anticipated financial flow as collateralized accounts receivable. The financing structure used gives the SPE the right to receive the aircraft at the end of the financing, accordingly the residual value of the aircraft is also presented in the collateralized accounts receivable. An aircraft devaluation estimate is recognized on a straight-line basis, in such a way that the cost of the aircraft to be received at the end of the structured financing represents its recoverable amount.

In certain other transactions, the customer financed the purchase of an aircraft through a financing agent and the Company provided guarantees for such financing. The Company therefore recognized the asset and liability flow for such transactions. The financial guarantee is eliminated in line with repayment of the financing.

2.2.10	Inventories

The Company’s inventories are largely comprised of raw material, work in progress, spare parts and finished goods. Inventories of raw materials are recognized at acquisition cost. Inventories of work in process comprise raw materials, direct labor, other direct costs and general production costs attributable to the cost of the inventories. Once the products have been completed, they are recognized as finished products.

Inventories of raw material and spare parts are recognized as at the weighted average cost. Manufactured aircrafts (finished goods) and work in progress are measured at its individual production cost, which is recognized as cost of sales and services in the consolidated statements of income when aircraft is delivered to the customer.

Inventories are assessed periodically to determine whether the net realizable value is higher than its cost and impairment loss is recognized if the book value is higher.

The Company periodically assesses the consumption and demand for its inventories and in accordance with established policy, records an expense for estimated losses due to obsolescence in the case of items without activity and for which there is no demand for subsequent periods. Calculation of the probable loss takes into account inventory movement in accordance with the production program and estimated demand and also covers expected losses from excess inventories or obsolete work in process. Probable losses on inventories of spare parts are recognized based on technical obsolescence or items without activity for over two years and for which there is no future demand.

The Company holds used aircraft for resale, usually received in trade-in transactions to facilitate new aircraft sales. The book value of these assets is compared periodicially with its net realizable value, which is the assets estimated selling price in the ordinary course of business less estimated costs to sell. Any loss identified is recognized as other operating income (expense), net in the consolidated statements of income. The estimated selling price of used aircraft is based in the assessment of third party appraisals.

2.2.11	Income tax and social contribution

Tax expenses for the year comprise current and deferred income tax. Income tax is recognized in the consolidated statements of income, except the portion of deferred income tax related to items recognized directly in the consolidated shareholders’ equity in other comprehensive income.

The current income tax is calculated at the nominal rates of each country, wherein 34% in Brazil, composed of 25% income tax and 9% social contribution on net income.

Deferred income tax is recognized on temporary differences arising between the tax and accounting basis of assets and liabilities.

2.2.12	Investments

Investments in associates are recorded and valued in the consolidated financial statements using the equity method of accounting. In the case of exchange variations on foreign investments that use a functional currency other than that used by the Company, such exchange variations are recognized in cumulative translation adjustments on equity, and are only recognized in the consolidated statements of income when the investment is sold or expensed.

Unrealized profits on transactions with subsidiaries are completely eliminated in equity calculations, on both sales from the subsidiary to the Company and sales between subsidiaries. Unrealized profits between the Company and its subsidiaries are eliminated in the Company’s consolidated statements of income on sales and cost of sales accounts.

Investments in associated entities over which the Company has significant influence are accounted for using the equity method.

2.2.13	Property, plant and equipment, net

Property, plant and equipment are recognized by the acquisition, formation or construction cost, less accumulated depreciation and impairment losses.

Depreciation is calculated by the straight-line method based on the asset’s estimated useful life (Note 15). Land is not depreciated. The estimated useful lives are reviewed and adjusted, if appropriated, at the end of each fiscal year.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company.

The Company estimates the residual value for certain aircraft spare parts included in the Exchange Pool Program, which is reviewed by Management, and if necessary adjusted, at the end of each reporting period. The Company does not attribute residual values to other assets as assets are not usually sold and in the event of a sale, the amount is not significant.

The items comprising property, plant and equipment are summarized below:

a)	Land - mainly comprises areas on which the industrial, engineering and administrative buildings are located.

b)	Buildings and land improvements - mainly plants, engineering departments and offices, and land improvements include parking lots, road systems and water and sewage networks.

c)	Facilities - comprise auxiliary industrial facilities that directly or indirectly support the Company’s industrial operations, as well as facilities of the engineering and administrative departments.

d)	Machinery and equipment - machinery and other equipment directly or indirectly used in the manufacturing process.

e)	Furniture and fixtures - furniture and fixtures used in the production, engineering and administrative departments.

f)	Vehicles - mainly industrial vehicles and automobiles.

g)	Aircraft - mainly aircraft leased to airlines, and those used to assist in testing new projects.

h)	Computers and peripherals - information technology equipment used mainly in the production process, engineering and administration.

i)	Tooling - tools used in the Company’s production process.

j)	Property, plant and equipment in progress - construction works to expand the manufacturing plants and aircraft maintenance centers.

k)

Exchange pool program - the exchange Pool program is an operation in which the customer contracts the availability of spare parts for aircraft maintenance. In this program, when it is necessary to change a damaged part, the customer delivers the damaged part to the Company and the Company provides the customer with a part in working order. The damaged part is in turn reconditioned and added to the Pool.

2.2.14	Intangible assets, net

a)	Development

Research costs are recorded as an expense when they are incurred. Project costs, comprised mainly of expenditure on product development, including drawings, engineering designs and construction of prototypes, are recorded as intangible assets when it is probable that the projects will generate future benefits, taking into account their commercial and technological feasibility, availability of technological and financial resources, and only if the cost can be reliably measured.

Capitalized development costs are amortized from the time at which benefits begin to accrue (units produced), based on estimated aircraft sales, and the amortized amounts are appropriated to production cost. These estimates are reviewed on an annual basis.

The Company has agreements with certain key suppliers, hereby denominated partners, who participate in the Company’s research and development projects by contributing cash. The Company records such contributions as liabilities on receipt and as the milestones are completed and the amounts are consequently no longer subject to return, they are recorded as a reduction of development expenditure, capitalized in intangible assets and amortized on the aircraft production series.

b)	Computer software

Software licenses are capitalized and amortized over their estimated useful lives.

Costs associated with maintaining computer software programs are recognized as expense as incurred. Development costs directly attributable to identifiable and unique software, controlled by the Company and that is expected to generate benefits greater than the costs for more than one year, are recorded in intangible assets.

2.2.15	Impairment of long-lived assets

At the end of each fiscal year, the Company performs impairment test for all cash-generating units (CGUs) with goodwill generated from business combination allocated and for CGUs with intangible assets still under development and not yet producing (undefined useful life).

CGUs with definite-lived assets (property, plant and equipament, and intangibles) allocated are analyzed, at each quarter, whether there is any indication it might be impaired to perform the impairment test.

Assets are grouped in CGUs taking into consideration the Company’s business model and its monitoring of cash flows. In general, the CGUs are defined in accordance with the families/ platforms of aircrafts or other goods and services produced by the Company, irrespective of its geographic location.

The Company applies the value in use concept, using discounted cash flow projections, discounted at an appropriate rate which reflects the investors’ expectations of return. The cash flow projections for the CGUs take into consideration the Company’s medium and long-term strategic plan, based on the characteristics and expectations of the business.

Any impairment losses of a CGU are recognized in the consolidated statements of income in the line of other operating income (expense), net and allocated to relevant assets of the impaired CGU.

The exception to this concept is aircrafts that the Company held in its property, plant and equipment for operating leases purposes. In this case, the aircraft is tested individually using the higher of its value in use and its market value to determine its recoverable amount. For impairment test purposes, the market value is estimated with the assistance of assessment prepared by third party appraisals and the value in use is determined by the discounted cash flow of lease agreement associated with each aircraft tested, when applicable.

2.2.16	Leases

The classification of whether an agreement is or contains a lease is based on the essence of the agreement and whether the agreement transfers the risks and rewards or merely assigns the right to use the asset.

a)	Aircraft leases

Aircraft available for leasing or leased under operating leases are recorded as property, plant and equipment and depreciated over their estimated useful lives. The rental income is recorded by the straight-line method over the lease period.

b)	Other leases

Other leases in which the Company holds substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are recorded as a financed purchase, initially by recording a fixed asset and a financial liability (lease). Property, plant and equipment assets purchased as finance leases are depreciated at the rates disclosed in Note 15.

Other leases in which a significant part of the risks and rewards of ownership are assumed by the lessor are classified as operating leases. Payments made for operating leases are appropriated to the consolidated statements of income by the straight-line method over the lease period.

2.2.17	Loans and financing

Loans are recognized initially at fair value, net of transaction costs, and subsequently carried at amortized cost (plus charges and interest on a pro rata basis), taking into account the effective interest rate on each transaction.

Loans are classified as current or non-current liabilities based on contractual terms.

2.2.18	Borrowing costs

When a substantial period of time is required for construction or production of an asset before it is ready for use, the borrowing costs are capitalized as part of the cost of such assets. The costs are allocated based on the average rate for all active loans, weighted in accordance with additions in the period. Borrowing costs are interest and other costs incurred by the Company in obtaining funding.

2.2.19	Financial guarantees and residual value guarantees

In certain cases, the Company grants financial or residual value guarantees on delivery of its aircraft, as part of the aircraft financing structure.

The residual amount is guaranteed to the lender based on the expected future value of the aircraft at the end of the funding, subject to a maximum limit, agreed by contract.

Financial guarantees are calculated at the time of delivery of the aircraft and recognized as a reduction in sales revenue against contract liabilities. The income is realized in the consolidated statements of income over the aircraft financing period and all deferred income is recognized by the end of that period.

To cover the risk of losses on such guarantees, the Company may record an additional provision in the event of significant circumstances, such as a request for judicial reorganization of a client, based on the best estimate of potential losses (Note 23).

In some cases, the Company holds guarantees in the form of deposits in favor of third parties to whom financial and residual value guarantees have been provided as part of aircraft financing structures (Note 10).

2.2.20	Dividends and interest on own capital

Under the Company’s bylaws, shareholders are entitled to dividends or interest on own capital equivalent to 25% of net income for the year, adjusted in accordance with the bylaws. The calculation takes into account the interest on own capital net of withholding tax.

Proposed distributions of dividends to shareholders are recorded as a liability in the consolidated financial statements at the end of the year. Any amount over and above the minimum mandatory dividend is recognized in a specific account as additional dividends proposed in the revenue reserve in consolidated shareholders’ equity, until it is approved by the shareholders, at which point the reserve is reversed against a liability in the consolidated financial statements.

Interest on own capital paid or provisioned is recorded as a financial expense for tax purposes. However, for purposes of these consolidated financial statements, the amount is recorded as dividend distribution of net income for the year, and the gross amount is reclassified to consolidated shareholders’ equity.

2.2.21	Unearned income

Unearned income comprises government grants received by the Company and its subsidiaries.

Government grants are recognized against the expenses in which the resources were used. When government grants are received in advance for research investments they are recorded as unearned income and recognized in the consolidated statements of income to the extent that the resources are invested and contractual milestones are met, as reduction of research expenses.

Government grants for the acquisition of property, plant and equipment are recognized as debt (loans and financing) in liabilities until the milestones determined by the granting entity are met. Once the milestones are completed, the grant is recognized as unearned income. This unearned income is recognized in the consolidated statements of income as a reduction of the depreciation expense of the underlying asset it is proposed to subsidize in proportion with the recognition of the expense.

Income earned with non-distributable government grants is allocated from the income of the year to the government grants reserve in shareholders’ equity.

2.2.22	Provisions, contingent assets and liabilities, legal obligations and court-mandated escrow deposit

Provisions – provisions are recognized based on the judgment of the Company’s Management and its legal counsel, the nature of the lawsuits, legal precedent, complexity and court interpretations, whenever the loss is considered probable, when such loss would result in a probable outflow of resources to settle the obligations and when the amounts involved can be measured with a reasonable degree of certainty, the provision is recognized. The provision for labor claims is recognized based on the Company’s historical percentage of cash outflows of each demand. The amounts provided represent the Company’s best estimate of the anticipated outflow of resources.

Contingent liabilities – amounts for which disbursement is classified as possible are disclosed but not recorded in the consolidated financial statements. Where the probability of loss is classified as remote, neither provision nor disclosure are required.

Legal obligations – arise from tax liabilities for which the legality or constitutionality is under appeal. The related amounts are fully recognized as provisions in the consolidated financial statements.

Court-mandated escrow deposits – recorded as other assets and periodically updated for monetary correction.

2.2.23	Post-retirement benefits

a)	Defined contribution

The Company provides defined contribution pension plans for its employees. For the companies incorporated in Brazil, these are managed by EMBRAER PREV – Sociedade de Previdência Complementar.

b)	Post-retirement healthcare benefits

The Company and some of its subsidiaries provide healthcare benefits to retired employees.

The planned costs of offering post-retirement healthcare benefits and coverage for dependents are recorded as a provision during the period of employment based on actuarial studies conducted to identify future exposure, based on the following main premises:

i)	Discount rate - brings future benefit flows to present value and is defined based on the ratio of Brazilian government securities;

ii)

Increase of medical costs rate - represents the increase in the value of medical care and is not applied linearly, as the companies historically tend to take measures to reduce the cost, or even change health plan providers;

iii)	Morbidity rate (aging factor) - measures the increased use of health plans in light of the aging population;

iv)	Mortality rate - uses the RP-2000 generational table provided by Society of Actuaries (SOA), which shows the rate by age and sex;

v)	Probability of Retirement - estimates the probability of retirement by age group;

vi)	Churn rate - uses the T-3 Table Service available from the Society of Actuaries (SOA), which shows the average rate of termination of employees by age.

The Company recognizes changes in the provision for the plan against other comprehensive income in consolidated shareholders’ equity, net of taxes, to the extent that there are changes in the assumptions and against consolidated statements of income if there are changes in the costs of the current benefit plan or in the plan’s contractual characteristics.

This provision is reviewed at least annually.

2.2.24	Product warranties

Warranty expenditure on aircraft is estimated on delivery of these products. The estimates are based on historical data that includes, among others, warranty claims and related repair/ replacement costs, warranties given by the suppliers, contractual coverage period and warranty patterns for new aircrafts, for which the Company expects higher warranty costs in the launch of new models until the production process matures and increases the platform in service period. The coverage period varies from 3 to 6 years.

The Company may be obliged to modify the product to meet the requirements of the certification authorities, or after delivery, due to improvements or to the aircraft’s performance. The costs of such modifications are provisioned when the new requirements or improvements are requested and known.

Management reviews the assumptions and the evolution of warranty relates costs periodically, and if appropriated, adjustements to the provision is recorded.

The product warranties balances are presented in the provisions caption in the consolidated statements of financial position (Note 24.1).

2.2.25	Share- based payment

The Executive Remuneration Policy (PRE) determines that the remuneration of the Company’s management shall be granted as a Long Term Incentive (ILP in Portuguese) with the objective of retaining and attracting qualified personnel who will make an effective contribution to the Company’s performance. The Company provides two types of share-based remuneration in the form of LTIs:

i)

Stock options plan (capital instruments based on the Company’s share issues). In this modality, in return for the services provided, the program participants receive stock options, the fair value of which is calculated based on the Black & Scholes pricing model and recognized on a linear basis in the consolidated statements of income during the vesting period, which is the period during which the acquisition criteria are met;

ii)

Cash-settled phantom shares plan, in which the amounts attributed to the services provided by the participants are converted into virtual share units based on the market value of the Company’s shares. At the end of the acquisition period the participant receives the quantity of virtual shares converted into reais, at the shares’ current market value. The company recognizes the obligation during the acquisition period (quantity of virtual shares proportional to the period) in the same group as the participant’s normal remuneration. This obligation is presented as an account payable to employees and the fair value is calculated based on the market price of the shares and registered as financial income (expense) in the consolidated statements of income.

The phantom shares plan is a cash-settled share-based payment transaction and therefore has no impact on the calculation of diluted earnings per share.

2.2.26	Earnings per share

Basic earnings per common share are computed by dividing net income attributable to Embraer shareholders by the weighted average number of common shares outstanding during the period.

Diluted earnings per share are computed by adjusting the number of shares outstanding to include the number of additional shares that would have been outstanding had the potentially dilutive shares attributable to stock options been put into circulation during the respective periods.

2.2.27	Revenue recognition of contract with customers

Revenue comprises the fair value of the consideration received or to be received for the sale of products and services in the ordinary course of business. Revenue is presented net of taxes, returns, reductions and discounts, and in the consolidated financial statements, after eliminating intercompany sales.

a)	Revenue from sales of aircraft and spare parts

Revenues from aircraft and spare parts sales are recognized when the control, as per IFRS 15, is transferred to the customer, that is, when all recognition conditions are met. Revenues from commercial, executive and agricultural aircraft and spare parts are generally recognized upon delivery or shipment to the customer.

In aircraft sales contracts, the Company normally receives customer advances before the product control is transferred. The Company understands that there is no significant financing component in this operation.

For the spare parts sale contracts, the client makes the payment after the transfer of control, with average payment term of 30 days.

In sales of aircraft contracts, other performance obligations, such as supply of spare parts, training services, technical assistance and other obligations may be presented, which may or may not be delivered simultaneously to the aircraft delivery. For the Commercial and Executive Aviation contracts, the individual selling price is allocated for these additional performance obligations, and the variable considerations (as discounts), are allocated using the cost plus margin method. In the Defense & Security aircraft sales, there is no stand-alone price basis considering its high customization, the price is allocated in the performance obligation considering the cost plus margin method.

For these performance obligations, the revenue is recognized when the control of related product or service is transferred to the customer.

b)	Revenue from sale of services

Services sale revenues are recognized at the time of control transfer to the customer, that is, to the extent that services are rendered over time. The performance obligations of such contracts are satisfied and recognized in the consolidated statements of income over time.

In the Defense & Security segment, some services, such as modernization services, the client’s payment schedule follow a schedule agreed between the parties.

In maintenance service contracts, the Company receives from the clients in an average term of 30 days.

Exchange Pool and EEC (Embraer Executive Care) programs revenues are recognized monthly during the contract period, because there is no customer use pattern that can be reliably projected, and consist of a fixed rate and part of a variable rate directly related to the hours actually flown by the aircraft covered in these programs. The payment term usually is 30 days.

c)	Revenue from development contracts

In the Defense & Security segment, there are some operations characterized by the development of products or technologies whose transfer of control occurs over time. In such contracts, their revenues are recognized over time at amounts equal to the ratio of actual cumulative costs incurred at the end of reporting period divided by total estimated costs at completion, multiplied by the allocated price less the cumulative revenue recognized in prior reporting period.

Some contracts contain clauses for price adjustment based on pre-established indexes and these are recognized in the accounting period. The adequacy of revenue recognition related to development contracts in the Defense & Security segment is based on Management’s best estimates of total estimated costs at completion, as they become evident.

The Company understanding is that the cost incurred method provides the most reliable basis for estimating the progress of contracts whose revenues are recognized over time.

In these contracts, there is also a schedule of payments agreed between the Company and the customers, which vary from contract to contract. After analysis, the Company has concluded that there are no significant financing components in the Defense & Security segment contracts since there is no willingness on either side to finance the other and there are factors that are not under the control of any party which may affect the payment dates.

d)	Contract assets and liabilities

The contract assets relate to the Company’s rights to the consideration for the work completed and not billed at the date of the consolidated financial statements, mainly of development contracts that are measured through POC method and net of customer advances received and expected credit losses recognized. Contract assets are transferred to trade accounts receivable when the rights become unconditional.

Contract liabilities refer to advance payments received by the Company prior to the delivery of the aircraft, as well as to the supply of spare parts, training, technical assistance and other obligations included in aircraft sales contracts. They also refer to advances of consideration received from customers related to the acceptance of managerial stages/ tasks under development contracts (Defense & Security).

e)	Costs to obtain a contract

Refers to incremental costs incurred by the Company solely to obtain contracts with customers that will be recovered in the fulfillment of these contracts, such as costs incurred with sales commissions and bank guarantees granted in Defense & Security contracts. Assets for obtaining contracts are capitalized as other assets and amortized when (or as) the related contract revenue is recognized.

2.2.28	Cost of sales and services

Cost of sales and services consists of the cost of the aircraft, spare parts and services rendered, comprising:

a)	Material - Materials used in the production process, substantially acquired from foreign suppliers.

b)	Labor - comprises salaries and related charges, primarily in Brazilian reais.

c)	Depreciation - The Company’s fixed assets are depreciated using the straight-line basis over their useful lives.

d)

Amortization - Internally generated intangible assets are amortized in accordance with the estimated sales of the series of aircraft. Intangible assets acquired from third parties are amortized on straight-line bases over their estimated useful lives.

e)

Product warranties - The Company estimates and records a liability for guarantee obligations related to its products on the date of delivery of the aircraft, based on historical experience and recorded as cost of goods sold.

f)

Multiple-element arrangements - The Company enters into transactions that represent multiple-element arrangements, such as for providing training, technical assistance, spare parts and other concessions. These costs are recognized when the product or service is delivered or provided to the customer.

2.2.29	Employee profit sharing plan

The Company provides a profit sharing plan for its employees, which is linked to performance targets established in action plans set and agreed at the beginning of each year. The profit sharing approved policy is equivalent to 12.5% of net income for the period, may be adjusted annually by Management based on circumnstances. Provisions are recognized monthly by applying the agreed percentage to the payroll of the company, recognized in the consolidated statements of income accounts related to the job performed by each employee.

Of the total amount of profit sharing, 50% is divided equally among all the employees and the other 50% in proportion to each employee’s salary.

2.2.30	Financial income (expenses), net and foreign exchange gains (losses), net

Financial income (expenses), net and foreign exchange gains (losses), net principally comprise interest income on cash and cash equivalents and financial investments measured as at amortized cost and FVOCI, financial charges on loans, tax updates and foreign exchange gains (losses) on assets and liabilities expressed in currencies other than the functional currency (US dollars), on an accrual basis. Gains or losses on fair value changes of FVTPL financial instruments are also recognized as financial income (expenses), net.

Changes in the fair value of the residual value guarantees and income or loss on the provision and implementation of derivative financial instruments capitalized are also recorded as financial income (expense), net in the consolidated statements of income.

Financial income and expense exclude borrowing costs attributable to acquisitions, buildings or the contribution of qualifying assets that require a substantial period of time to be ready for use or sale.

2.2.31	Statement of cash flows

The statement of cash flows was prepared using the indirect method.

2.2.32	Segment reporting

Operating segment information is presented in a manner consistent with the internal reports provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources among and assessing the performance of the operating segments and for making strategic decisions, is the chief executive officer.

Generally, balances and transactions that are not directly allocated to a specific operating segment are appropriated pro-rata, based on the amount of revenue recognized by segment.